Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Jun. 30, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 15,234,745	$ 18,816,535
Restricted cash		3,605
Short-term investments	1,345,154
Accounts receivable	10,423,418	11,024,450
Advanced to suppliers	9,442,382	9,708,899
Prepaid expenses and other current assets	3,128,788	2,041,112
TOTAL CURRENT ASSETS	39,574,487	41,594,601
NON-CURRENT ASSETS:
Plant and equipment, net	124,503	133,558
Intangible assets, net	5,001,523	5,293,126
Right-of-use assets, net	512,647	695,571
Deferred offering costs		1,571,328
Equity investments	1,995,021	1,992,206
TOTAL NON-CURRENT ASSETS	7,633,694	9,685,789
TOTAL ASSETS	47,208,181	51,280,390
CURRENT LIABILITIES:
Accounts payable	10,752,234	13,034,836
Contract liabilities	1,871,120	2,830,068
Accrued expenses and other current liabilities	903,252	555,714
Lease liabilities	463,064	336,046
Due to a related party		107,361
Taxes payable	51,599	19,466
TOTAL CURRENT LIABILITIES	14,041,269	16,883,491
NON-CURRENT LIABILITY:
Lease liabilities	58,517	351,856
TOTAL NON-CURRENT LIABILITY	58,517	351,856
TOTAL LIABILITIES	14,099,786	17,235,347
SHAREHOLDERS’ EQUITY:
Additional paid-in capital	10,954,201	16,203,206
Retained earnings	23,543,001	19,581,470
Accumulated other comprehensive loss	(1,276,222)	(1,772,669)
TOTAL GAMEHAUS HOLDING INC’S SHAREHOLDERS’ EQUITY	33,226,337	34,017,007
Non-controlling interests	(117,942)	28,036
TOTAL SHAREHOLDERS’ EQUITY	33,108,395	34,045,043
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	47,208,181	51,280,390
Common Class A [Member]
SHAREHOLDERS’ EQUITY:
Ordinary shares	3,797	3,440
Common Class B [Member]
SHAREHOLDERS’ EQUITY:
Ordinary shares	$ 1,560	$ 1,560